Non Controlling Interests (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Tianwei Yingli USD ($)	Dec. 31, 2014 Tianwei Yingli CNY	Dec. 31, 2013 Tianwei Yingli CNY	Dec. 31, 2014 Yingli Hainan USD ($)	Dec. 31, 2014 Yingli Hainan CNY	Dec. 31, 2013 Yingli Hainan CNY	Dec. 31, 2014 Yingli Lixian USD ($)	Dec. 31, 2014 Yingli Lixian CNY	Dec. 31, 2013 Yingli Lixian CNY	Dec. 31, 2014 Yingli Shenzhen USD ($)	Dec. 31, 2014 Yingli Shenzhen CNY	Dec. 31, 2013 Yingli Shenzhen CNY	Dec. 31, 2014 Yingli Greece USD ($)	Dec. 31, 2014 Yingli Greece CNY	Dec. 31, 2013 Yingli Greece CNY	Dec. 31, 2014 Other Subsidiaries With Noncontrolling Interests USD ($)	Dec. 31, 2014 Other Subsidiaries With Noncontrolling Interests CNY	Dec. 31, 2013 Other Subsidiaries With Noncontrolling Interests CNY
Non Controlling Interests
Noncontrolling interests	$ 244,826	1,519,045	1,619,045	1,846,905	1,892,464	$ 214,271	1,329,465	1,428,284	$ 18,447	114,457	116,528	$ 5,044	31,298	34,138	$ 3,875	24,041	15,499	$ 1,863	11,557	13,886	$ 1,326	8,227	10,710